CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2014
CASH FLOW INFORMATION [Abstract]
CASH FLOW INFORMATION

9. CASH FLOW INFORMATION:

     For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash.

     Supplemental disclosures:

	July 31,
	2014	2013	2012
Interest paid, net of capitalized interest of $16,300 (2014),
$24,659 (2013) and $4,056 (2012)	$424,039	$427,278	$541,301
Income taxes paid	$720,583	$637,382	$259,061